Accrued Expenses - Warranty Liability (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Warranty Liability [Line Items]
Beginning balance			$ 8,371,000
Accrued expense			797
Accrued expense	$ 400,000	$ 400,000	800,000	$ 2,700,000
Payments			(1,045,000)
Provision reversed during the period			(2,264,000)
Currency translation differences			(46,000)
Ending balance	$ 5,813,000		5,813,000		$ 8,371,000
HMH Holding BV And Subsidiaries [Member]
Product Warranty Liability [Line Items]
Beginning balance			$ 8,371,000	$ 11,082,000	11,082,000	$ 8,556,000
Accrued expense					2,339,000	2,405,000
Payments					(2,433,000)	(959,000)
Product Warranty Reclassification					(145,000)	3,345,000
Provision reversed during the period					(3,104,000)	(1,709,000)
Currency translation differences					632,000	(556,000)
Ending balance					$ 8,371,000	$ 11,082,000